Securities - Summary of Unrealized Gains (Losses) for securities at FVOCI (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of securities according to their remaining contractual maturities [line Items]
Financial assets at fair value through other comprehensive income	$ 89,599	$ 103,285
Securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	87,126	100,607
Gross unrealized gains	815	714
Gross unrealized (losses)	(191)	(538)
Financial assets at fair value through other comprehensive income	87,750	100,783
Securities [member] | Government and government-related securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	66,906	77,759
Gross unrealized gains	548	583
Gross unrealized (losses)	(35)	(59)
Financial assets at fair value through other comprehensive income	67,419	78,283
Securities [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	12,897	13,967
Gross unrealized gains	122	160
Gross unrealized (losses)	(6)	(1)
Financial assets at fair value through other comprehensive income	13,013	14,126
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	17,622	16,342
Gross unrealized gains	244	181
Gross unrealized (losses)	(21)	(21)
Financial assets at fair value through other comprehensive income	17,845	16,502
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	25,372	32,875
Gross unrealized gains	151	192
Gross unrealized (losses)	(5)	(33)
Financial assets at fair value through other comprehensive income	25,518	33,034
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	8,109	10,720
Gross unrealized gains	25	39
Gross unrealized (losses)	(3)	(3)
Financial assets at fair value through other comprehensive income	8,131	10,756
Securities [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	2,906	3,855
Gross unrealized gains	6	11
Gross unrealized (losses)		(1)
Financial assets at fair value through other comprehensive income	2,912	3,865
Securities [member] | Other debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	16,107	19,904
Gross unrealized gains	112	105
Gross unrealized (losses)	(22)	(108)
Financial assets at fair value through other comprehensive income	16,197	19,901
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	7,641	10,051
Gross unrealized gains	30	26
Gross unrealized (losses)	(14)	(71)
Financial assets at fair value through other comprehensive income	7,657	10,006
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	8,466	9,853
Gross unrealized gains	82	79
Gross unrealized (losses)	(8)	(37)
Financial assets at fair value through other comprehensive income	8,540	9,895
Securities [member] | Debt securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	83,013	97,663
Gross unrealized gains	660	688
Gross unrealized (losses)	(57)	(167)
Financial assets at fair value through other comprehensive income	83,616	98,184
Securities [member] | Equity securities [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	4,113	2,944
Gross unrealized gains	155	26
Gross unrealized (losses)	(134)	(371)
Financial assets at fair value through other comprehensive income	4,134	2,599
Securities [member] | Equity securities [member] | Common shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	3,677	2,641
Gross unrealized gains	143	26
Gross unrealized (losses)	(87)	(280)
Financial assets at fair value through other comprehensive income	3,733	2,387
Securities [member] | Equity securities [member] | Preferred shares [member]
Disclosure of securities according to their remaining contractual maturities [line Items]
Cost/amortized cost	436	303
Gross unrealized gains	12
Gross unrealized (losses)	(47)	(91)
Financial assets at fair value through other comprehensive income	$ 401	$ 212